Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to third-parties	30,142	19,594	2,696
Income tax payables	11,121	11,447	1,575
Other tax payables	17,206	1,698	234
Salary and welfare payables	17,210	6,306	868
Deposits received from ride-hailing drivers	3,781	3,029	417
Purchase consideration payable	15,784	15,734	2,165
Others	12,888	4,164	573
Total	108,132	61,972	8,528